Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Commitments And Contingencies Disclosure [Abstract]
Company's Commitments

The Company’s commitments as of December 31, 2022 were as follows:

In millions of U.S. dollars	Total	2023	2024	2025	2026	2027	Thereafter
Purchase obligations	5,554	4,556	424	287	101	62	124
of which:
Equipment purchase	3,587	3,584	3	—	—	—	—
Foundry purchase	1,827	872	393	275	101	62	124
Software, design, technologies and licenses	140	100	28	12	—	—	—
Other obligations	1,864	1,072	155	100	56	155	326
Total	7,418	5,628	579	387	157	217	450